Financial liabilities - Disclosure of Detailed Information about Bank Loan (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022	Jul. 10, 2020
Long-term borrowings
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	€ 6,612	€ 9,127
Changes in liabilities arising from financing activities [abstract]
Principal received	0	0
Impact of discounting and accretion	(17)	(15)
Accumulated fixed interest expense accrual	97	131
Repayment	(2,602)	(2,632)
Liabilities arising from financing activities at end of period	4,089	€ 6,612
HSBC “PGE”
Changes in liabilities arising from financing activities [abstract]
Borrowings, guarantee fee		0.25%
Borrowings, interest rate			0.31%
HSBC “PGE” | Long-term borrowings
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	3,155	€ 4,409
Changes in liabilities arising from financing activities [abstract]
Principal received	0	0
Impact of discounting and accretion	(13)	(9)
Impact of discounting and accretion	35
Accumulated fixed interest expense accrual	48	41
Repayment	(1,285)	(1,287)
Liabilities arising from financing activities at end of period	1,891	€ 3,155
Bpifrance “PGE”
Changes in liabilities arising from financing activities [abstract]
Borrowings, guarantee fee		0.25%		1.61%
Borrowings, interest rate		1.36%		2.25%
Bpifrance “PGE” | Long-term borrowings
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	3,457	€ 4,717
Changes in liabilities arising from financing activities [abstract]
Principal received	0	0
Impact of discounting and accretion	(4)	(6)
Accumulated fixed interest expense accrual	62	90
Repayment	(1,317)	(1,345)
Liabilities arising from financing activities at end of period	€ 2,198	€ 3,457